Transactions and Balances with Related Parties (Details) - Schedule of compensation of key management and directors - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of compensation of key management and directors [Abstract]
Short-term benefits	[1]	$ 48	$ 5,004
Termination payments		1,466
Share-based payments		19,077	21,174
Total		$ 20,591	$ 26,178

[1]	Short-term benefits includes an incentive plan adopted by the Company in 2021 to reward certain directors and members of senior management with a total of 50 BTC.